Jul. 05, 2022
Angel Oak UltraShort Income Fund
Angel Oak UltraShort Income Fund
Angel Oak UltraShort Income Fund
Class A | Class A1 | Institutional Class
a series of Angel Oak Funds Trust
July 5, 2022
Supplement to the Summary Prospectus and Prospectus,
dated May 31, 2022

Effective June 30, 2022, the Angel Oak UltraShort Income Fund (the “Fund”) has added the Bloomberg Short-Term Government/Corporate Total Return Index as a secondary comparison benchmark index. The Average Annual Total Returns table found on page 9 of the Fund’s Summary Prospectus and page 48 of the Prospectus is replaced with the following:

Angel Oak UltraShort Income Fund Average Annual Total Returns

For the period ended December 31, 2021	1 Year	Since Inception (4/30/18)	Since Inception (4/02/18)
Institutional Class
– Return Before Taxes	0.93%	N/A	2.46%
– Return After Taxes on Distributions[1]	0.39%	N/A	1.48%
– Return After Taxes on Distributions and Sale of Fund Shares[1]	0.55%	N/A	1.46%
Class A
– Return Before Taxes	0.68%	2.16%	N/A
Bloomberg Short Treasury: 9-12 Months Index[2] (reflects no deduction for fees, expenses, and taxes)	0.00%	1.65%	1.64%
Bloomberg Short-Term Government/Corporate Total Return Index[2] (reflects no deduction for fees, expenses, and taxes)	0.10%	1.53%	1.53%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.